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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03159

                           Active Assets Money Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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ACTIVE ASSETS MONEY TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

                                                                ANNUALIZED
PRINCIPAL                                                          YIELD
AMOUNT IN                                                       ON DATE OF
THOUSANDS                      DESCRIPTION                       PURCHASE         MATURITY DATES           VALUE
---------   ------------------------------------------------   ------------   ---------------------   ---------------
            COMMERCIAL PAPER (83.5%)
            Banking (5.2%)
 $389,885   Citigroup Funding Inc.                             4.57 - 4.72%    04/03/06 - 05/17/06    $   389,279,149
  137,325   Bank of America Corp.                              4.58 - 4.83     04/07/06 - 05/25/06        136,638,202
  100,000   J.P. Morgan Chase & Co.                                4.57             04/06/06               99,937,083
                                                                                                      ---------------
                                                                                                          625,854,434
                                                                                                      ---------------
            Finance-Automotive (2.2%)
  262,150   Toyota Motor Credit Corp.                          4.57 - 4.77     04/03/06 - 06/09/06        261,591,682
                                                                                                      ---------------
            Finance - Consumer (5.3%)
  154,175   American Express Credit Corp.                      4.52 - 4.80     05/05/06 - 06/23/06        152,893,178
  490,000   HSBC Finance Corp.                                 4.68 - 4.72     04/17/06 - 05/01/06        488,638,680
                                                                                                      ---------------
                                                                                                          641,531,858
                                                                                                      ---------------
            Finance - Corporate (0.4%)
   50,000   CIT Group, Inc.                                        4.58             04/07/06               49,962,000
                                                                                                      ---------------
            Financial Conglomerates (4.4%)
  530,800   General Electric Capital Corp.                     4.52 - 4.70     04/03/06 - 06/19/06        529,529,457
                                                                                                      ---------------
            Insurance (0.4%)
   50,000   ING America Insurance Holdings Inc.                    4.73             05/05/06               49,778,056
                                                                                                      ---------------
            International Banks (65.6%)
  200,000   ANZ (DE) Inc.                                      4.58 - 4.59          04/10/06              199,772,500
  363,875   Abbey National North America LLC                   4.67 - 4.76     04/20/06 - 05/16/06        362,675,665
  361,400   BNP Paribas Finance, Inc.                          4.50 - 4.71     04/10/06 - 05/22/06        360,218,000
  482,150   Barclays U.S. Funding Corp.                        4.70 - 4.88     05/09/06 - 06/12/06        478,624,416
  201,375   CBA (Delaware) Finance Inc.                        4.84 - 4.94     05/30/06 - 08/31/06        199,153,239
  461,100   Calyon North America, Inc.                         4.53 - 4.81     04/19/06 - 06/16/06        458,059,657
  525,000   DnB NOR Bank ASA                                   4.66 - 4.76     04/21/06 - 05/15/06        523,068,521
  295,000   Deutsche Bank Financial LLC                        4.78 - 4.79     05/15/06 - 05/19/06        293,217,883
  450,000   Dexia Delaware LLC                                 4.62 - 4.79     04/18/06 - 05/12/06        448,091,653
  534,325   HBOS Treasury Services plc                         4.49 - 4.94     04/04/06 - 06/30/06        530,713,820
  465,000   ING (U.S.) Funding LLC                             4.52 - 4.79     04/07/06 - 05/24/06        463,010,540
  509,775   Natexis Banques Populaires U.S. Finance Co. LLC    4.53 - 4.85     04/17/06 - 06/08/06        507,189,856
  519,350   Nordea North America, Inc.                         4.60 - 4.80     04/07/06 - 06/05/06        517,119,837
  300,000   Royal Bank of Canada                               4.61 - 4.64     04/19/06 - 04/27/06        299,158,708
  500,000   Royal Bank of Scotland plc                         4.65 - 4.84     04/13/06 - 05/31/06        496,783,722
  219,350   Sanpaolo IMI U.S. Finance Co.                      4.62 - 4.69     04/21/06 - 05/15/06        218,574,208
  480,000   Societe Generale N.A., Inc.                        4.59 - 4.84     04/06/06 - 06/30/06        478,359,292
  183,650   Spintab AB                                         4.60 - 4.94     04/11/06 - 06/29/06        182,800,355
  200,000   Svenska Handelsbanken Inc.                         4.60 - 4.61          04/28/06              199,317,125
  125,000   Swedbank Inc.                                      4.74 - 4.99     04/24/06 - 08/24/06        123,906,569
  550,700   UBS Finance (Delaware) LLC                         4.53 - 4.64     04/03/06 - 04/17/06        550,104,555
                                                                                                      ---------------
                                                                                                        7,889,920,121
                                                                                                      ---------------
            TOTAL COMMERCIAL PAPER (Cost $10,048,167,608)                                              10,048,167,608
                                                                                                      ---------------
            CERTIFICATES OF DEPOSIT (13.8%)
  100,000   Citibank, N.A.                                        4.48              04/05/06              100,000,000
  350,000   First Tennessee Bank, N.A.                         4.59 - 4.74     04/07/06 - 05/01/06        350,000,000
  515,000   Washington Mutual Bank, FA                         4.68 - 4.79     05/03/06 - 05/12/06        515,000,000
  450,000   Wells Fargo Bank, N.A.                             4.80 - 4.89     05/18/06 - 06/13/06        450,000,000
  250,000   World Savings Bank, FSB                                4.69             05/04/06              250,000,000
                                                                                                      ---------------
            TOTAL CERTIFICATES OF DEPOSIT (Cost $1,665,000,000)                                         1,665,000,000
                                                                                                      ---------------
            U.S. GOVERNMENT AGENCIES (1.8%)
  150,425   Federal National Mortgage Assoc.                   4.75 - 4.98     07/26/06 - 09/20/06        147,563,743
   62,525   Freddie Mac                                        4.54 - 4.55     06/20/06 - 06/27/06         61,896,904
                                                                                                      ---------------
            TOTAL U.S. GOVERNMENT AGENCIES (Cost $209,460,647)                                            209,460,647
                                                                                                      ---------------

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
            TOTAL INVESTMENTS (Cost $11,922,628,255) (a)                              99.1%            11,922,628,255

            OTHER ASSETS IN EXCESS OF LIABILITIES                                      0.9                111,261,653
                                                                               -------------------    ---------------
            NET ASSETS                                                               100.0%           $12,033,889,908
                                                                               ===================    ===============

----------
(a)  Cost is the same for federal income tax purposes.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Money Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
May 18, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
May 18, 2006


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